[CILAAC LETTERHEAD]

VIA EDGAR

May 5, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Chase Insurance Life and Annuity Company and its

Chase Variable Annuity Separate Account (“Registrant”)

(File Nos. 333-106645 and 811-21372)

Rule 497(j) Certification

Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus and Statement of Additional Information, dated May 1, 2006, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Commission on April 28, 2006.

Please call the undersigned at (847) 930-8269 if you have any questions or comments.

Yours truly,

/s/ Frank J. Julian

Frank J. Julian

Assistant General Counsel